PROPERTY AND EQUIPMENT, NET - Schedule of Financing leases right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Total gross value	€ 1,235	€ 1,290
Less: accumulated depreciation and amortization	(739)	(705)
Total	€ 496	€ 585
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net
Facilities
Property and equipment
Total gross value		€ 242
Equipment
Property and equipment
Total gross value	€ 220	220
Vehicles and IT equipment
Property and equipment
Total gross value	€ 1,015	€ 828